Property and Equipment, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property, Plant and Equipment [Abstract]
Imapirment loss on tangible assets			¥ 0	¥ 0
Property plant and equipment, impairment charges	¥ 10,952	$ 1,678
Depreciation of property and equipment	¥ 37,704	$ 5,778	¥ 30,059	¥ 18,084